Commitment and Contingencies - Schedule of Capital Commitments (Details)	Sep. 30, 2024 USD ($)
Schedule of Capital Commitments [Abstract]
October 2024 to September 2025	$ 1,134,494
October 2025 to September 2026	290,283
October 2026 to September 2027
October 2027 to September 2028
October 2028 to September 2029
Thereafter
Total	$ 1,424,777